General Information (Details Narrative) CLF in Thousands, $ in Thousands, $ in Thousands																																									1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 26, 2025 CLP ($) shares	Dec. 12, 2025 CLP ($)	Dec. 12, 2025 USD ($)	Dec. 09, 2025 CLP ($) shares	Dec. 09, 2025 CLF shares	Dec. 05, 2025 CLP ($)	Oct. 08, 2025 CLP ($)	Oct. 08, 2025 USD ($)	Mar. 13, 2025 CLP ($)	Mar. 13, 2025 USD ($)	Jan. 11, 2025 CLP ($)	Dec. 30, 2024 CLP ($)	Dec. 30, 2024 USD ($)	Nov. 21, 2024 CLP ($) shares	Oct. 14, 2024	Sep. 04, 2024 CLP ($)	Aug. 29, 2024 CLP ($) shares	Jul. 12, 2024 CLP ($)	Jul. 12, 2024 USD ($)	Jul. 02, 2024 CLP ($)	Apr. 29, 2024 CLP ($)	Apr. 29, 2024 USD ($)	Apr. 26, 2024 CLP ($)	Mar. 28, 2024 shares	Feb. 21, 2024 CLP ($)	Feb. 21, 2024 USD ($)	Feb. 20, 2024 CLP ($)	Feb. 20, 2024 USD ($)	Feb. 02, 2024 CLP ($) shares	Jan. 26, 2024 CLP ($)	Jan. 26, 2024 USD ($)	May 25, 2023 CLP ($)	May 25, 2023 USD ($)	Mar. 16, 2023 CLP ($)	Mar. 16, 2023 USD ($)	Mar. 02, 2023 CLP ($)	Mar. 02, 2023 USD ($)	Jan. 25, 2023 USD ($)	Jan. 20, 2023	Jan. 09, 2023 CLP ($)	Dec. 30, 2025 CLP ($)	Jun. 30, 2025 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2025 CLP ($) Employee	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CLP ($)	Dec. 11, 2025 CLP ($)	Oct. 23, 2025 CLP ($)
IfrsStatementLineItems [Line Items]
Number of employees | Employee																																													9,455
Net income																																													$ 137,292,684	$ 176,544,797		$ 118,425,443
Issued capital																																											$ 562,693,346	$ 562,693,346	$ 562,693,346	$ 562,693,346
Ccu Sa [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		$ 10,085,900	$ 11,000,000																											$ 38,055,772	$ 41,775,000
Ccu Sa [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.9614%	99.9614%																											99.9602%	99.9602%
C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													99.9776%	99.9776%	99.9776%
C C U Inversiones S A [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests		0.0386%	0.0386%				28.3636%	28.3636%																						0.0398%	0.0398%
C C U Inversiones S A [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary							71.6364%	71.6364%
Bebidas Bolivianas B B O S A [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control									$ 237,758	$ 255,029		$ 454,034	$ 495,052					$ 925,742	$ 1,087,508		$ 483,235	$ 509,914			$ 982,926	$ 1,019,971						$ 1,444,049	$ 1,437,659					$ 1,784,914
Ms Sarah Cartes Jara [Member]
IfrsStatementLineItems [Line Items]
Purchase and sale amount																																				$ 3,205,058	$ 4,001,920
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																				55.007%	55.007%
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																				54.964%	54.964%
Sudameris Bank S A E C A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																																														$ 28,554,669	$ 32,555,031
Total value shares purchased during the acquisition																																			$ 32,651,973
Present value shares purchased during the acquisition																																			$ 31,745,078
Present value shares purchased during the acquisition																																		$ 25,949,059
C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Total value shares purchased during the acquisition																											$ 31,549,348	$ 32,652,006
Proportion of ownership interest in subsidiary																																													100.00%	100.00%	100.00%
Bebidasdel Paraguay S. A [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest															51.00%
Remaining interest on shares															49.00%
Interest percentage																																													43.00%
Business Contributed Revenues [Member]
IfrsStatementLineItems [Line Items]
Acquired contributed revenues																																											9,270,041
Net income																																											$ 108,368
Millahue S. A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																$ 7,000,000
Issued capital																													$ 10,000,000
Ordinary nominative shares | shares																													10,000,000
Increase capital stock																	$ 7,002,652
Issued nominative shares | shares																	17,142,310
Corresponding ownership percentage																99.9621%
Shareholders ownership percentage																																													99.9773%
Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary						80.00%																	60.0002%
Interest percentage	19.00%
Issued capital				$ 217,985		$ 54,500																	$ 84,131																											$ 54,166
Positive equity effect amount						$ 118																	$ 31,300
Paid-in capital amount																																																		$ 203,005
Proportion of ownership interest in subsidiary																																													50.0007%	50.0007%	50.0007%
Shares acquired | shares	5,041
Purchase of interests in investments accounted for using equity method	$ 439,294
Dividens paid	$ 571,000
Dividens interest	14.00%
Paid in cash	$ 721
Cerveza Guayacan Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary						3.77%
Purchase and sale amount				217,985	CLF 5,849
Present value shares purchased during the acquisition				$ 477,563	CLF 12,026
Ordinary nominative shares | shares				196,154	196,154
Payment for debt recognition				$ 695,548	CLF 17,516	$ 632,015
Additional payment						$ 632,015
Contract amount paid																																													$ 1,303
Contract amount																																													670,985
Previously described amounting																																													$ 632,015
C C U Argentina S. A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																								0.10%
Net income																																												2,894,151
Number of shares in entity held by entity or by its subsidiaries or associates | shares																								8,471,349
Exercised option for an amount																				$ 47,217
Contributed revenues																																												$ 87,643,707
Aguasde Origen S. A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																				50.10%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													85.1506%	85.1506%	85.1506%
Vina San Pedro Tarapaca S A [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control														$ 711,155
Additional controlling interest acquired percentage														0.4682%
Additional investment made in the shares of the subsidiary shares | shares														187,146,096
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity														$ 681,186
La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																										99.00%
Proportion of ownership interest in subsidiary																																													100.00%	100.00%	100.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																																										$ 3,762,000
Reaching a direct participation																																										$ 38,000
La Barra S A [Member] | Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests																																										1.00%
Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control							$ 32,694,740	$ 34,000,000
Proportion of ownership interest in subsidiary																																													99.9937%	99.9925%	99.9925%
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest																																							51.0132%
Net income																																														$ 662,355
Proportion of ownership interest in subsidiary																																													40.8106%	40.8106%	40.8106%
C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													100.00%	100.00%	100.00%
Capital reduction																																								$ 1,500,000
Quinenco Sa And Heineken Chile Limitada [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture																																													50.00%
Cerveceria Belga De La Patagonia Sp A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations											$ 7,600																														$ 599,828
Cerveza Dolbek Sp A [Member]
IfrsStatementLineItems [Line Items]
Paid-in capital amount																																																	$ 1,583
Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																									$ 14,728
Promarca S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																													$ 7,150,007	$ 7,102,269		6,490,044
Distributable profit percentage																																													100.00%
Bebidas Ccupepsico Spa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																													$ 5,885,074	4,766,081		5,628,818
Distributable profit percentage																																													100.00%
Bebidas Carozzi C C U Sp A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																													$ 696,464	$ 652,159		$ 769,486
Distributable profit percentage																																													100.00%
Inversiones Y Rentas Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary interest ownership percentage held by parent																																													65.87%
Direct Ownership [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													99.9614%
Direct Ownership [Member] | Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													50.0007%
Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary														85.1697%
Direct Ownership [Member] | La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													99.00%
Direct Ownership [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													71.6364%
Direct Ownership [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
Direct Ownership [Member] | C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													99.9602%
In Direct Ownership [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													0.9534%
In Direct Ownership [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													0.0386%
In Direct Ownership [Member] | Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
In Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													85.1506%
In Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary														85.1506%
In Direct Ownership [Member] | La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													1.00%
In Direct Ownership [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													28.3573%
In Direct Ownership [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													40.8106%
In Direct Ownership [Member] | C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													0.0398%